Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	$ 3	$ 1
Total comprehensive income/(loss)	5,538	4,208
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(34,677)	(33,554)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	3,610	2,101
Total comprehensive income/(loss)	3,610	2,101
Ending balance	(31,067)	(31,453)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	145	481
Other comprehensive income/(loss)
Cash flow hedges	(541)	(210)
Total comprehensive income/(loss)	(541)	(210)
Ending balance	(396)	271
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,021)	(1,504)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	3
Total comprehensive income/(loss)	3
Ending balance	(1,018)	(1,504)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(35,553)	(34,577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	3,610	2,101
Cash flow hedges	(541)	(210)
Re-measurements of post-employment benefits	3
Total comprehensive income/(loss)	3,072	1,892
Ending balance	$ (32,481)	$ (32,685)